Related Party Transactions - Additional Information (Details) - USD ($)					1 Months Ended		3 Months Ended	4 Months Ended			6 Months Ended		12 Months Ended
	May 21, 2026	Feb. 25, 2026	Feb. 25, 2026	Dec. 31, 2025	May 31, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Apr. 15, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Proceeds from issuance of common stock								$ 25,000
Ownership percentage threshold to initial shareholders					15.00%
Share-based payment arrangement, noncash expense								0
General and administrative expense		$ 33,697					$ 184,418	249,667
Payments of stock issuance costs								1,512,251
OHB Pediatrics Ltd [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued				1,010,000						10,000			1,010,000	10,000
Common stock, par or stated value per share				$ 0.000001						$ 0.000001			$ 0.000001	$ 0.000001
General and administrative expense										$ 15,000	$ 2,813,000	$ 710,000	$ 1,297,000	$ 15,000
Amount of outstanding payables to parent				$ 15,976,000									$ 15,976,000
Stock issued during period, shares, new issues									61,302,500				1,000,000
Common Stock [Member] | OHB Pediatrics Ltd [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued									61,302,500
Common stock, par or stated value per share									$ 0.000001
Stock issued during period, shares, new issues				1,000,000						10,000	61,302,500		1,000,000
Promissory Notes [Member]
Related Party Transaction [Line Items]
Repayments of debt	$ 300,000
Debt outstanding							$ 0	$ 0			$ 0
Private Placement [Member]
Related Party Transaction [Line Items]
Trust account redemptions description		If the Company does not consummate an initial Business Combination within 24 months from the closing of the Proposed Public Offering, any proceeds from the sale of the Private Placement Shares held in the trust account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). Holders of the Private Placement Shares have entered into an agreement, pursuant to which they have agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and Public Shares in connection with (i) the completion of the initial Business Combination and (ii) a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) that would modify the substance or timing of the obligation to provide holders of the Class A ordinary shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within 24 months from the closing of this offering or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares. The Private Placement Shares will not be transferable or salable until 30 days after the completion of the initial Business Combination. Certain proceeds from the Private Placement Shares will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account.						If the Company does not consummate an initial Business Combination within 24 months from the closing of the Initial Public Offering, any proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). Holders of the Private Placement Shares have entered into an agreement, pursuant to which they have agreed to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and any Public Shares held by them in connection with (i) the completion of the initial Business Combination and (ii) a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association (A) that would modify the substance or timing of the obligation to provide holders of the Public Shares the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within 24 months from the closing of the Initial Public Offering or (B) with respect to any other provision relating to the rights of holders of the Class A ordinary shares. The Private Placement Shares will not be transferable or salable until 30 days after the completion of the initial Business Combination. Certain proceeds from the Private Placement Shares have been deposited in the Trust Account.
ProbabilityWeighted Expected Return Method [Member]
Related Party Transaction [Line Items]
Implied share price used in valuation							$ 10	$ 10			$ 10
Probability of business combination							21.00%	21.00%			21.00%
Founder Shares [Member]
Related Party Transaction [Line Items]
Ownership percentage threshold to initial shareholders					15.00%
Shares transfer restrictions description		The initial shareholders will agree not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.						The initial shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued		0	0				7,775,000	7,775,000			7,775,000
Closing price of shares, transfer restriction, threshold		$ 12						$ 12
Common stock, par or stated value per share		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001
Common Class A [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues						0
Common Class A [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, new issues	275,000		275,000
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued		1,323,529	1,323,529
Payments of stock issuance costs			$ 25,000
Sponsor [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of debt			300,000
Debt instrument, fee amount		$ 300,000	300,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity		$ 3,000,000	$ 3,000,000				$ 3,000,000	$ 3,000,000			$ 3,000,000
Debt instrument, convertible, conversion price		$ 10	$ 10				$ 10	$ 10			$ 10
Convertible debt		$ 0	$ 0				$ 0	$ 0			$ 0
Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued		275,000	275,000				275,000	275,000			275,000
Proceeds from issuance of common stock		$ 2,750,000						$ 2,750,000
Common stock, par or stated value per share		$ 10	$ 10				$ 10	$ 10			$ 10
Sponsor [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued		1,014,706	1,014,706		290,563
Proceeds from issuance of common stock			$ 25,000
Share capitalization					1,245,269
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Each Independent Director [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued		30,000	30,000		9,130	39,130
Proceeds from issuance of common stock			$ 1,478
Share capitalization					39,130
Independent Directors [Member]
Related Party Transaction [Line Items]
Fair value of founder shares							$ 17	$ 17			$ 17
Fair value of founder shares per share							$ 0.00021	$ 0.00021			$ 0.00021
Independent Directors [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Share capitalization							78,260	78,260			78,260
Fran Adams [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Fees for accounting services, per hour								$ 460
General and administrative expense								$ 51,053